Location and Fair Value Amount of Derivative Instruments Reported in Consolidated Balance Sheet (Detail) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total Derivative, Asset	$ 0.1	$ 0.2	$ 0.1
Total Derivative, Liability	0.2		1.1
Foreign exchange contracts | Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Total Derivative, Liability			0.1
Commodity Contract | Prepaid Expenses And Other Current Assets
Derivatives, Fair Value [Line Items]
Total Derivative, Asset	0.1	0.2	0.1
Commodity Contract | Other Accrued Liabilities
Derivatives, Fair Value [Line Items]
Total Derivative, Liability	$ 0.2		$ 1.0